Derivative Liabilities (Narrative) (Details) (Series C preferred embedded derivative [Member], USD $)	Jun. 30, 2013
Series C preferred embedded derivative [Member]
Derivatives, Fair Value [Line Items]
Debt instrument original conversion price, per share	$ 8.00